Annual Fund Operating Expenses - PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund - PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Other Expenses (as a percentage of Assets):	0.48%	[2]
Expenses (as a percentage of Assets)	0.88%

[1]	Management Fees have been restated to reflect current fees.
[2]	“Other Expenses” are those of the Predecessor Fund until September 20, 2024 and are those of the Fund until the fiscal year ended March 31, 2025 and include interest expense of 0.48%. Interest expense is borne separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.40%.